Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other non current assets

	2018	2017¹
	£m	£m
Other receivables	36	45
Non-current tax assets	51	—
Prepayments and accrued income	28	24
	115	69

1.	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from other non-current assets to derivatives (see note 16).